TDR - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	2	2
Financing Receivable, Modifications, Subsequent Default, Recorded Investment		$ 322,000	$ 429,000
Financing Receivable, Modifications, Subsequent Default, Allowance for Loan Losses		$ 0	$ 20,000
Mortgage Loans in Process of Foreclosure, Amount	$ 1,240,000